WARRANTS (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended							6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 20, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 16, 2022	Nov. 16, 2022	Mar. 31, 2022
Purchase of common stock warrants				64,788	10,590				64,788	10,590	12,500							10,590	64,788
Sale of stock number of shares issued in transaction									1,008	10,902	25,000
Warrant term									2024-12		2026-05
Warrant exercise price per share				$ 44.00					$ 44.00		$ 44.00								$ 44.00
Warrants outstanding											$ 87,249
Shares vested				150	625	150	625			150	150
Number of shares issued in cash											$ 600,000		$ 106,000					$ 1,025,000	$ 1,573,000
Exercise of warrants shares												26,250
Shares issued												16,250
Common shares issued for services														$ 23,300	$ 15,000		$ 51,750	$ 518,177	$ 540,136	$ 36,800
Common shares issued for services, shares									500			16,250		3,125	3,750
Expected term										10 years		5 years	3 years			5 years	5 years
Share price					$ 45.60					$ 45.60								$ 45.60
Expected volatility rate										35.13%						44.12%	44.12%
Exercise price					44.00					$ 44.00								44.00
Expected dividend rate										1.47%
Common shares issued for cash, shares									32,898	10,902	25,000		21,250
Stock issued during period shares exercise of warrants												16,250
Convertible Senior Secured Note [Member]
Warrant exercise price per share																							$ 0.0001
Two Peoples [Member]
Purchase of common stock warrants													16,875							16,875
Warrant outstanding amount													$ 44,135							$ 44,135
Share price													$ 12.00							$ 12.00
Exercise price													$ 20.00							$ 20.00
Subsequent Event [Member]
Purchase of common stock warrants																					76,190	71,428
Shares vested	625	625	150
Shares issued																					4,762	4,762
Legal Services [Member]
Purchase of common stock warrants											7,500
Warrant outstanding amount											$ 155,717
Minimum [Member]
Warrant exercise price per share				$ 36.00	60.00				$ 36.00	$ 60.00	$ 80.00							60.00	$ 36.00
Minimum [Member] | Two Peoples [Member]
Expected volatility rate													30.22%
Expected dividend rate													0.08%
Maximum [Member]
Warrant exercise price per share				$ 60.00	$ 56.00				$ 60.00	$ 56.00	40.00	$ 20.00						$ 56.00	$ 60.00
Maximum [Member] | Two Peoples [Member]
Expected volatility rate													109.96%
Expected dividend rate													0.11%
Maximum [Member] | Legal Services [Member]
Warrant exercise price per share											$ 40.00
Common Stock [Member]
Purchase of common stock warrants				1,008	10,590				1,008	10,590		26,250	11,375					10,590	1,008	11,375			57,142
Warrant exercise price per share													$ 20.00							$ 20.00
Warrant outstanding amount													$ 54,555							$ 54,555			$ 900,000
Number of shares issued in cash										$ 425,000		$ 525,000						$ 4	$ 7
Common shares issued for services								$ 7,400										$ 2	$ 2
Common shares issued for services, shares								2,500	500								2,500	21,288	21,787	4,250
Warrants description												100								the Company in conjunction with the issuance of short-term debt at the rate of 2.5 warrants for each $100 loaned
Common shares issued for cash, shares									32,898			26,250						35,904	68,802
Common Stock [Member] | Lender [Member]
Purchase of common stock warrants																	4,761
Warrant [Member]
Purchase of common stock warrants				63,780	2,500				63,780	2,500	2,500	2,750						2,500	63,780
Sale of stock number of shares issued in transaction									31,890
Warrant term									2024-12	2024-07
Warrant exercise price per share					$ 49.60					$ 49.60			$ 20.00					$ 49.60		$ 20.00
Warrant outstanding amount					$ 34,382					$ 34,382	$ 51,906	$ 9,533						$ 34,382
Number of shares issued in cash									$ 25,000
Common shares issued for services												$ 325,000
Common shares issued for cash, shares									1,008
Warrants [Member]
Purchase of common stock warrants												12,500
Warrant exercise price per share												$ 20.00
Warrant outstanding amount												$ 40,600
Warrants [Member] | Minimum [Member]
Share price												$ 16.00
Expected volatility rate												60.51%
Exercise price												$ 20.00
Expected dividend rate												0.09%
Warrants [Member] | Minimum [Member] | Black Scholes [Member]
Exercise price												$ 0.0001
Warrants [Member] | Maximum [Member]
Share price												$ 40.00
Expected volatility rate												31.56%
Exercise price												$ 80.00
Expected dividend rate												0.83%